Note 13 - Reportable Business Segments - Geographical Disclosure (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 956,843	$ 851,927	$ 1,833,300	$ 1,699,633
Non-current assets	433,781		433,781		$ 420,819
CANADA
Statement Line Items [Line Items]
Sales	83,440	77,312	172,668	160,691
Non-current assets	207,706		207,706		201,985
UNITED STATES
Statement Line Items [Line Items]
Sales	720,868	637,793	1,334,157	1,272,305
Non-current assets	212,237		212,237		207,147
International [member]
Statement Line Items [Line Items]
Sales	152,535	$ 136,822	326,475	$ 266,637
Non-current assets	$ 13,838		$ 13,838		$ 11,687